Operating expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses
Salaries	£ 3,002	£ 3,180	£ 3,771
Variable compensation	225	298	281
Social security costs	307	318	388
Pension costs	401	467	357
Other	187	413	327
Staff costs	4,122	4,676	5,124
Premises and equipment	1,383	1,565	1,388
UK bank levy	179	215	190
Depreciation and amortisation	731	808	778
Other administrative expenses	3,193	3,108	8,555
Administrative expenses	5,486	5,696	10,911
Write down of goodwill and other intangible assets	37	29	159
Operating expenses	£ 9,645	£ 10,401	£ 16,194